Related Party Loan - Narrative (Detail) - Unit holder of Parent - USD ($)			9 Months Ended		12 Months Ended
	Dec. 07, 2018	Aug. 22, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018
Senior Secured Loan
Related Party Transaction [Line Items]
Balance of Senior Secured Loan					$ 41,800,000	$ 36,600,000
Interest expense			$ 3,800,000	$ 4,100,000	$ 7,300,000	$ 2,600,000
Senior Secured Loan | Secured Debt
Related Party Transaction [Line Items]
Senior secured promissory note		$ 38,600,000
Stated rate		12.00%
Stated rate collateralized		100.00%
Debt, original issue discount		$ 3,500,000
Legal fees		$ 100,000
Debt, effective interest rate		19.00%
Tranche A | Secured Debt
Related Party Transaction [Line Items]
Senior secured promissory note		$ 22,500,000
Deposit for future interest payments		1,900,000
Tranche B | Secured Debt
Related Party Transaction [Line Items]
Senior secured promissory note		$ 16,100,000
Uncollateralized Demand Promissory Note
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 12,000,000
Repayments of related party debt	1.35%
Accrued interest expense							$ 27,000